COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Bandwidth
Operating lease commitments
Schedule of future minimum payments under non-cancelable operating leases
	RMB	US$
2013	312,102	50,096
2014	57,125	9,169
2015	16,993	2,728
2016 and thereafter	—	—

	386,220	61,993

Licensed copyrights
Operating lease commitments
Schedule of future minimum payments under non-cancelable licensed copyrights
	RMB	US$
2013	312,582	50,173
2014	118,480	19,017
2015 and thereafter	—	—

	431,062	69,190

Office
Operating lease commitments
Schedule of future minimum payments under non-cancelable operating leases
	RMB	US$
2013	78,043	12,527
2014	47,862	7,682
2015	22,125	3,551
2016	2,631	422
2017 and thereafter	—	—

	150,661	24,182